NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Assure Holdings Corp. (the “Company” or “Assure”), through its two wholly-owned subsidiaries, Assure Neuromonitoring, LLC (“Neuromonitoring”) and Assure Networks, LLC (“Networks”), provides outsourced intraoperative neurophysiological monitoring (“IONM”) and is an emerging provider of remote neurology services. The Company delivers a turnkey suite of clinical and operational services to support surgeons and medical facilities during invasive procedures including spine, neurosurgery, ear, nose, and throat, cardiovascular and orthopedic. Accredited by The Joint Commission, Assure’s mission is to provide exceptional surgical care and a positive patient experience.

IONM identifies real-time changes in spinal cord, brain, and peripheral nerve functions during high-risk surgeries to prevent injuries or accidental damage to patients that could lead to strokes, heart attacks, paralysis or other serious medical issues. IONM is well established and is regarded as the standard of care in U.S healthcare.

Assure employs highly trained IONM technologists, who provide a direct point of contact in the operating room to relay critical information to the surgical team while Company physicians deliver remote neurology services in support of the surgical team. In addition, Assure offers surgeons and medical facilities a value-added platform that manages patient scheduling, billing and collections, physician relationship management and patient advocacy services. The high quality IONM support that Assure provides results in decreased hospital and surgeon liability, abbreviated patient stays, fewer readmissions, reduced hospital costs, enhanced overall patient satisfaction and the efficient achievement of better clinical outcomes.

The Company maintains operations in twelve U.S. states. Assure believes that continued geographic expansion initiatives, facility-wide outsourcing agreements with medical facilities, the acceleration of its remote neurology services platform, and selective acquisitions will combine to generate substantial growth opportunities going forward.

The Company was originally incorporated in Colorado on November 7, 2016. In conjunction with a reverse merger with Montreux Capital Corp., a British Columbia corporation, the Company was redomesticated from British Columbia to Nevada on May 16, 2017.

Neuromonitoring was formed on August 25, 2015 in Colorado and it currently has multiple wholly-owned subsidiaries. The Company’s services are sold in the United States, directly through the Company.

Networks was formed on November 7, 2016 in Colorado and holds varying ownerships interests in numerous Provider Network Entities (“PEs”), which are professional IONM entities. These entities are accounted for under the equity method of accounting.

Networks also manages other PEs that Networks does not have an ownership interest and charges those PEs a management fee which is accounted for as service revenue.

The Company operates in the United States in one segment.

COVID-19

Our business and results of operations have been, and continues to be, adversely affected by the global COVID-19 pandemic and related events and we expect its impact to continue. The impact to date has included periods of significant volatility in various markets and industries, including the healthcare industry. The volatility has had, and we anticipate it will continue to have, an adverse effect on our customers and on our business, financial condition and results of operations, and may result in an impairment of our long-lived assets, including goodwill, increased credit losses and impairments of investments in other companies. In particular, the healthcare industry, hospitals and providers of elective procedures have been and may continue to be impacted by the pandemic and/or other events beyond our control, and further volatility could have an additional negative impact on these industries, customers, and our business. In addition, the COVID-19 pandemic and, to a lesser extent, the impact on other industries, including automotive, electronics and real estate, increased fuel costs, U.S. restrictions on trade, and transitory inflation have impacted and may continue to impact the financial conditions of our customers and the patients they serve.

In addition, actions by United States federal, state and foreign governments to address the COVID-19 pandemic, including travel bans, stay-at-home orders and school, business and entertainment venue closures, also had and may continue to have a significant adverse effect on the markets in which we conduct our businesses. COVID-19 poses the risk that our workforce, suppliers, and other partners may be prevented from conducting normal business activities for an extended period of time, including due to shutdowns or stay-at-home orders that may be requested or mandated by governmental authorities. We have implemented policies to allow our employees to work remotely as a result of the pandemic as we reviewed processes related to workplace safety, including social distancing and sanitation practices recommended by the Centers for Disease Control and Prevention (CDC). The COVID-19 pandemic could also cause delays in acquiring new customers and executing renewals and could also impact our business as consumer behavior changes in response to the pandemic.

Since the start of the second quarter of 2021, there has been increased availability and administration of vaccines against COVID-19, as well as an easing of restrictions on social, business, travel, and government activities and functions, including healthcare and elective surgeries, and we have experienced a gradual resumption of economic activities in our industries. On the other hand, infection rates continue to fluctuate in various regions and new strains of the virus, including the Delta variant, remain a risk, which may give rise to implementation of restrictions in the geographic areas that we serve. In addition, there are ongoing global impacts resulting from the pandemic, including disruption of the supply chains, product shortages, increased delivery costs, increased governmental regulation, strains on healthcare systems, and delays in shipments, product development, technology launches and facility access.

We have been closely monitoring the COVID-19 pandemic and its impact on our business, including legislation to mitigate the impact of COVID-19 such as the Coronavirus Aid, Relief, and Economic Security (CARES) Act which was enacted in March 2020, and the American Rescue Plan Act of 2021 which was enacted in March 2021. Although a significant portion of our anticipated revenue for 2021 is derived from fixed-fee and minimum-guarantee arrangements, primarily from large, well-capitalized customers which we believe somewhat mitigates the risks to our business, our per-unit and variable-fee based revenue will continue to be susceptible to the volatility, supply chain disruptions, microchip shortages and potential market downturns induced by the COVID-19 pandemic.

The full extent of the future impact of the COVID-19 pandemic on the Company’s operational and financial performance is uncertain and will depend on many factors outside the Company’s control, including, without limitation, the timing, extent, trajectory and duration of the pandemic; the availability, distribution and effectiveness of vaccines; the spread of new variants of COVID-19; the continued and renewed imposition of protective public safety measures; the impact of COVID-19 on integration of acquisitions, expansion plans, implementation of telemedicine, restrictions on elective procedures, delays in payor remittance and increased regulations; and the impact of the pandemic on the global economy and demand for consumer products. Although we are unable to predict the full impact and duration of the COVID-19 pandemic on our business, we are actively managing our financial expenditures in response to continued uncertainty. Further discussion of the potential impacts on our business from the COVID-19 pandemic is provided under Part I, Item 1A – Risk Factors of the Form 10-K.

1. NATURE OF OPERATIONS

Assure Holdings Corp. (“Assure” or the “Company”), through its two indirect wholly-owned subsidiaries, Assure Neuromonitoring, LLC (“Neuromonitoring”) and Assure Networks, LLC (“Networks”), provides technical and professional intraoperative neuromonitoring (“IONM”) surgical support services primarily associated with spine and head surgeries. These services have been recognized as the standard of care by hospitals and surgeons for risk mitigation. Assure Holdings, Inc., a wholly-owned subsidiary, employs most of the corporate employees and performs various corporate services on behalf of the consolidated Company.

Neuromonitoring employs technologists who utilize technical equipment and their technical training to monitor EEG and EMG signals during surgical procedures and to pre-emptively notify the underlying surgeon of any nerve related issues that are identified. The technologists perform their services in the operating room during the surgeries. The technologists are certified by a third party credentialing agency.

Networks performs similar support services as Neuromonitoring except that these services are provided by third party contracted neurologists or certified readers. The support services provided by Networks occurs at the same time and for the same surgeries as the support services provided by the Neuromonitoring technologist, except that they typically occur at an offsite location.

The Company was originally incorporated in Colorado on November 7, 2016. In conjunction with a reverse merger, the Company was redomiciled in Nevada on May 16, 2017.

Neuromonitoring was formed on August 25, 2015 in Colorado and currently has multiple wholly-owned subsidiaries. The Company’s services are sold in the United States, directly through the Company.

Networks was formed on November 7, 2016 in Colorado and holds varying ownerships interests in numerous Provider Network Entities (“PEs”), which are professional IONM entities. These entities are accounted for under the equity method of accounting. Additionally, Networks manages other PEs that Networks does not have an ownership interest and charges those PEs a management fee.

COVID-19

In December 2019, there was a global outbreak of COVID-19 (Coronavirus) that has resulted in changes in global supply of certain products. The pandemic is having an unprecedented impact on the U.S. economy as federal, state, and local governments react to this public health crisis, which has created significant uncertainties. These uncertainties include, but are not limited to, the potential adverse effect of the pandemic on the economy, the Company’s healthcare partners, the Company’s employees and patients. As the pandemic continues to grow, consumer fear about becoming ill with the virus and recommendations and/or mandates from federal, state, and local authorities to avoid large gatherings of people or self-quarantine are continuing to increase, which has already affected, and may continue to affect, the number of procedures performed.

Although Assure realized over a 70% decline in the number of procedures performed in March 2020 and April 2020 due to a downturn in elective procedures driven by the COVID-19 pandemic, the volume of cases performed returned back to near normal levels in May 2020.

Health and safety measures taken at Assure include:

●	Cancellation of all non-essential travel.
●	Indefinite work from home policy for all employees not engaged in on-site medical facility activities.
●	Mandatory self-quarantine for anyone who has experienced any flu-like symptoms or has had contact with anyone believed to have been exposed to COVID-19.

The Company took the following actions to increase its cash position and preserve financial flexibility:

●	The Company implemented temporary salary reductions, salary deferments and a selective employee furlough program, designed to reduce corporate spending. Salaries returned to normal as of December 31, 2020.
●	Assure amended the promissory note with the Sellers of Neuro-Pro Monitoring to postpone $700 thousand of its March 31, 2020, payment to May 15, 2020. This note was subsequently repaid during December 2020.
●	The Company applied for and received a $1.2 million Paycheck Protection Program loan. This loan was forgiven during December 2020.
●	During December 2020, the Company completed a $9.5 million equity financing.